Jul. 01, 2015

John Hancock Funds II

Supplement dated July 1, 2015 to the current Class A Prospectus

Global Income Fund (the "fund")

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee[1]	0.77
Distribution and service (Rule 12b-1) fees	0.30
Other expenses[2]	0.27
Acquired fund fees and expenses[3]	0.01
Total annual fund operating expenses[4]	1.35
Contractual expense reimbursement[5]	–0.04
Total annual fund operating expenses after expense reimbursements	1.31

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
To the extent that expenses of Class A shares exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class A shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (f) borrowing costs; (g) prime brokerage; and (h) short dividend expense. The expense limitation expires on November 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	528
3 years	807
5 years	1,106
10 years	1,956

John Hancock Funds II

Supplement dated July 1, 2015 to the current Class I Prospectus

Global Income Fund (the "fund")

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.77
Other expenses[2]	0.25
Acquired fund fees and expenses[3]	0.01
Total annual fund operating expenses[4]	1.03
Contractual expense reimbursement[5]	–0.02
Total annual fund operating expenses after expense reimbursements	1.01

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
To the extent that expenses of Class I shares exceed 1.00% of average annual net assets (on an annualized basis) attributable to Class I shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (f) borrowing costs; (g) prime brokerage; and (h) short dividend expense. The expense limitation expires on November 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	103
3 years	326
5 years	567
10 years	1,258